Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity	$ 4,716.6	$ 4,772.5	$ 2,201.6
Total
Equity	$ 4,703.5	$ 4,760.7	$ 2,195.5